Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 54,493	$ 82,835
Restricted cash	6,669	24,962
Accounts receivable, net	18,273	8,441
Due from related parties	1,361	0
Prepaid expenses and other current assets	8,732	4,563
Total current assets	89,528	120,801
Vessels, net	1,375,931	1,353,131
Deposits for vessels acquisitions	42,276	100,112
Deferred finance costs, net	22,330	23,246
Goodwill	1,579	1,579
Intangible assets-other than goodwill	3,300	40,171
Other long-term assets	690	5,533
Deferred dry dock and special survey costs, net	5,312	4,678
Investment in affiliates	151,966	4,750
Investment in available-for-sale securities	15,099	0
Loan receivable from affiliate	7,791	2,660
Total non-current assets	1,626,274	1,535,860
Total assets	1,715,802	1,656,661
Current liabilities
Accounts payable	1,599	1,577
Dividend payable	7,967	7,220
Accrued expenses	10,261	11,985
Due to related parties, short term	18,489	2,848
Deferred revenue	1,400	7,056
Current portion of long-term debt	33,431	34,714
Total current liabilities	73,147	65,400
Long-term debt, net of current portion and premium	1,130,901	1,119,734
Due to related parties, long term	9,625	5,144
Unfavorable lease terms	2,878	3,561
Total non-current liabilities	1,143,404	1,128,439
Total liabilities	1,216,551	1,193,839
Commitments and contingencies
Series D Convertible Preferred stock 1,200 shares issued and outstanding with $12,000 redemption amount as of December 31, 2014 and December 31, 2013, respectively	12,000	12,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of December 31, 2014 and December 31, 2013, respectively	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 151,664,942 and 136,714,942 issued and outstanding as of December 31, 2014 and December 31, 2013, respectively	15	13
Additional paid-in capital	557,125	530,203
Accumulated deficit	(66,347)	(79,394)
Other Comprehensive Loss	(3,542)	0
Total stockholders' equity	487,251	450,822
Total liabilities and stockholders' equity	$ 1,715,802	$ 1,656,661